Summary of Significant Accounting Policies - Schedule of Property and Equipment (Details)	Dec. 31, 2024
Computers and software [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property, plant and equipment, salvage value, percentage	33.00%
Furniture and office equipment [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property, plant and equipment, salvage value, percentage	7.00%
Minimum [Member] | Electronic and laboratory equipment [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property, plant and equipment, salvage value, percentage	10.00%
Minimum [Member] | Production equipment [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property, plant and equipment, salvage value, percentage	20.00%
Maximum [Member] | Electronic and laboratory equipment [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property, plant and equipment, salvage value, percentage	33.00%
Maximum [Member] | Production equipment [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property, plant and equipment, salvage value, percentage	50.00%